Fees and Expenses	Aug. 01, 2026
Short-Intermediate Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Operating Expenses do not correlate to the ratio of average net assets provided in the financial highlights due to a reduction in the expense cap.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Operating Expenses do not correlate to the ratio of average net assets provided in the financial highlights due to a reduction in the expense cap.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Balanced Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
Small Company Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Operating Expenses do not correlate to the ratio of average net assets provided in the financial highlights due to a reduction in the expense cap.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]

Expense Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%